Taxes - Income tax expense credit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current	$ 1,047,595	$ 684,804
Deferred	0	0
Total	$ 1,047,595	$ 684,804